Digital Assets - Schedule of Reconciliation between Net Income and the Movement of Digital Assets (Details) - Digital Assets [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation between Net Income and the Movement of Digital Assets [Line Items]
Revenue recognized from selling products and services which was settled or will be settled in digital assets (a)	$ 277,089	$ 183,908
Adjusted by the changes in operating assets and liabilities:
Accounts receivable to be settled in digital assets	(7,087)	2,431
Inventories	(104)
Contract liabilities received in digital assets	(31,967)	41,282
Digital assets received from customers for products and services	237,931	227,621
Revenue recognized from Bitcoin self-mining operation (b)	157,511	100,197
Cost and expenses settled or to be settled by digital assets (c)	(238,921)	(101,371)
Adjusted by the changes in operating assets and liabilities:
Prepayments made in digital assets to suppliers	16,214	(24,035)
Accounts payable to be settled in digital assets	11,947	(7)
Payments made in digital assets by a related party on behalf of Company	1,579
Other receivables to be settled in digital assets	(6,020)	(130)
Other payables to be settled in digital assets	1,229	(966)
Costs and expenses paid in digital assets	(213,972)	(126,509)
Impairment of digital assets		(6,987)
Other income received in digital assets (d)		378
Unrealized fair value gain of digital assets	37,604
Realized gain on sale of digital assets	39,329	18,231
Net digital assets provided by operating activities	258,403	212,931
DIGITAL ASSETS FROM INVESTING ACTIVITIES
Sales of digital assets in exchange for fiat cash	(184,794)	(222,393)
Digital assets purchased by fiat cash	16,824	45,429
Digital asset collateral, net	(38,960)
Purchase of mining equipment	(6,897)
Net digital assets used in investing activities	(213,827)	(176,964)
DIGITAL ASSETS FROM FINANCING ACTIVITIES
Proceeds from long-term loans	34,950
Net digital assets provided by financing activities	34,950
Adjustments on the opening balance for adoption of ASU 2023-08	6,436
Net increase in digital assets	85,962	35,967
Digital assets at the beginning of the year	43,978	8,011
Digital assets at the end of the year	$ 129,940	$ 43,978